Long-Term Loans	12 Months Ended
Dec. 31, 2021
Debt Disclosure [Abstract]
LONG-TERM LOANS

NOTE 7:   LONG-TERM LOANS

a.      During January 2021 Simple Agreements for Future Equity were signed with several new and existing investors for a total of $2,000, of which $325 was received as an advance during December 2020 and the remaining balance received by March 2021 (“SAFE”). The SAFE amount bears no interest and has no maturity date.

Pursuant to the applicable agreements, the SAFE automatically converts into Preferred Shares upon a future equity financing of at least $3,000 in which the Company sold such Preferred Shares. The number of Preferred Shares into which the SAFE would convert would be SAFE amount divided by the lower of (i) per-share price of the Preferred Share issued in the financing less a discount of 10%, and (ii) a per-share price obtained by dividing a valuation cap of $21,000 by the Company’s capitalization, on a fully diluted basis, immediately prior to the equity financing, excluding the SAFE, any other SAFEs and convertible loans (the “Company Capitalization” and the “Safe Price”, respectively); provided however, that in no event shall the conversion price be less than a per-share price obtained by dividing $19,500 by the Company Capitalization, unless the equity financing is made at a valuation which is lower than $19,500, in which event the SAFE will convert at the same per-share price as that determined in such equity financing. The number of shares that could be issued upon conversion SAFE is not limited.

Upon an event of liquidation (e.g., change in control or initial public offering (which includes a merger transaction with a SPAC) or dissolution), SAFE holders can choose to either receive cash payment equal to their respective SAFE investment amount or receive from the Company a number of Ordinary Shares equal to the SAFE investment amount divided by a per-share price obtained by dividing a valuation cap of $21,000 by the Company capitalization, on a fully diluted basis, immediately prior to the event of liquidation. If an investor has not made a choice with 7 days, the second option will apply automatically (i.e. the investor will receive the shares).

Upon an event of dissolution, SAFE holders can choose to either receive cash payment equal to their respective SAFE investment amount or receive from the Company a number of the most senior class of Company shares existing at such time, obtained by dividing their respective SAFE investment amount by price per-share equal to the Safe Price. Such right will be senior to the rights of Company’s shareholders to receive payment on dissolution, and shall be pari-passu and pro-rata among the SAFE investors.

SAFE holders, by virtue of the SAFE, do not have dividend or voting rights prior to the conversion of the SAFE into shares of the Company.

The SAFE are liabilities pursuant to ASC 480-10-25-8 since the SAFE embody an obligation that is indexed to an obligation to repurchase the Company’s shares (the Company may be obligated to repurchase the SAFE if a change in control occurs, which is not under the Company’s control).

Under a change in control scenario, the Company will be required to transfer assets. Therefore, the SAFE are required to be initially and subsequently measured at fair value with changes in fair value recognized in earnings pursuant to ASC 480-10-30-7 and ASC 480-10-35-5. The Company recorded a change in fair value adjustment of $25,207 in the consolidated statement of operations for the year ended December 31, 2021.

The fair value of the SAFE as December 31, 2021 is $27,207. See also Note 14.

b.      During March 2021, the Company signed a loan agreement with Discount Capital (the “Loan Agreement”), under which the Company borrowed $3,000, for working capital. Under the Loan Agreement, the Company undertook to repay the loan over a period of 36 months. During the first six months after the closing date the Company pays interest only, at 11.5% annually, and thereafter until the end of the repayment period, the loan will be repaid in 30 equal monthly installments of 3% of the principal amount.

As part of the terms of the loan, if the Company meets the terms as specified in the Loan Agreement, the Company will be entitled to an increase in the loan by $1,000 (the “Additional Loan”). The Additional Loan will be repaid in equal monthly installments, each in an amount equal to the amount of the Additional Loan divided by the number of interest months remaining in the term of the initial loan described in the preceding paragraph immediately after receiving the Additional Loan.

In addition, as part of the terms of the Loan Agreement, the Company granted to Discount Capital, a Warrant to purchase 20,591 Preferred A Shares at an exercise price of $36.909. The Warrant can be exercised for 7 years from its grant or at the consummation of a qualified acquisition as specified in the Warrant, whichever is earlier.

The Company has determined that the Loan Agreement contained three, legally detachable and separately exercisable, freestanding financial instruments: The term loan, the Financial Commitment Asset (“FCA”) (the right to receive additional financing) and the Warrant.

Pursuant to the Loan Agreement, in the event that the Company raises more than $10,000 in an equity financing, the monthly repayment amount of the principal for 6 months will be reduced to 2% instead of 3%. The deferred principal payments will be paid at maturity. The Company has concluded that the deferral of the principal payments’ feature is not considered clearly and closely related to debt host instrument and meet the definition of a derivative pursuant to ASC 815. Consequently, the Company bifurcated the embedded derivative component (“Reduced Principal payment derivative”) from the debt host instrument, measured at fair value through earnings with changes in fair value classified as financial expenses (income). For presentation purposes, the embedded derivative is presented as part of the loan in the consolidated balance sheets (See Note 14).

The Warrant was classified as a liability pursuant to ASC 480 as the underlying shares are contingently redeemable in an event that is not under the Company’s control and was measured at fair value through earnings (See Note 14).

The FCA was classified as an asset since the underlying of the FCA is a debt instrument and therefore, the FCA is not considered indexed to the Company’s own equity pursuant to ASC 815-40. The FCA was measured at fair value through earnings (See Note 14). In July 2021, the Company exercised the FCA and received an additional loan of $1,000.

The initial $3,000 of proceeds received pursuant to the Loan Agreement were allocated to the Warrant, to the FCA and to the embedded derivative at fair value with the residual proceeds in the amount of $2,733 were allocated to the term loan, creating a debt discount which will be amortized using the effective interest method.

c.      On October 13, 2021, the Company signed a second loan agreement with Discount Capital (the “Second Loan Agreement”), under which the Company borrowed additional $1,500 for funding the Company’s expenses incurred in relation to the merger transaction then being negotiated, which bears an interest at an annual rate equal to 7% and shall be repaid over a period of 27 months commencing from January 2022.

As part of the terms of the loan, if the Company meets the terms as specified in the Second Loan Agreement, the Company will be entitled to an increase in the loan by another $1,500 (the “New Additional Loan”). The New Additional Loan will be repaid in equal monthly installments, each in an amount equal to the amount of the New Additional Loan divided by the number of interest months remaining immediately after receiving the New Additional Loan.

In addition, as part of the terms of the Second Loan Agreement, the Company granted an additional Warrant to Discount Capital, according to which Discount Capital is entitled to purchase 2,400 Preference A Shares of the Company at the par value of NIS 0.01 per share, and can be exercised for 7 years from its grant or at the consummation of a qualified acquisition as specified in such additional Warrant, whichever is earlier. If the Company does not consummate an equity capital raise reflecting a Company pre money valuation of at least $100,000 during the first 6 months following the agreement date, then, the Company shall grant Discount Capital an additional Warrant to purchase additional 1,200 Preferred A Shares at the par value of NIS 0.01 per share.

At the earlier of (i) the lapse of 6 months from the loan withdrawal, and (ii) consummation of the merger transaction then being negotiated, the Company shall pay Discount Capital a one-time fee at the amount of $200 (“One Time Fee”).

The Company has determined that the Second Loan Agreement contained three, legally detachable and separately exercisable, freestanding financial instruments: The term loan, the Financial Commitment Asset (“FCA”) (the right to receive additional financing) and the Warrant.

The Warrant was classified as a liability pursuant to ASC 480 as the underlying shares are contingently redeemable in an event that is not under the Company’s control and was measured at fair value through earnings (See Note 14).

The FCA was classified as an asset since the underlying of the FCA is a debt instrument and therefore, the FCA is not considered indexed to the Company’s own equity pursuant to ASC 815-40. The FCA was measured at fair value through earnings (See Note 14).

The initial $1,500 of proceeds received pursuant to the amendment to the Financing Agreement were allocated to the Warrant and to the FCA at fair value with the residual proceeds in the amount of $895 were allocated to the term loan, creating a debt discount which will be amortized using the effective interest method.

d.      On May 6, 2020 and March 31, 2021, the Company’s United States subsidiary, Splitty Inc., received loans in the amount of approximately $21 and $87.5, respectively, pursuant to the Paycheck Protection Program (the “PPP”), a program implemented by the U.S. Small Business Administration (the “SBA”) under the Coronavirus Aid, Relief, and Economic Security Act (the “CARES Act”) (the “PPP Loan”). The PPP provides for loans to qualifying businesses for amounts up to 2.5 times of the average monthly payroll expenses of the qualifying business. The loan and accrued interest are forgivable after eight weeks if the borrower uses the loan proceeds for eligible purposes, including payroll, benefits, rent and utilities. The amount of loan forgiveness may be reduced if the borrower terminates employees or reduces salaries during the eight-week period. The unforgiven portion of the PPP loan is payable over 5 years at an interest rate of 1% with a deferral of payments for the first six weeks.

The Company used the proceeds for purposes consistent with the PPP.

On April 16, 2021, Splitty Inc. received confirmation from the SBA that the PPP loan had been forgiven in full including all interest accrued. Accordingly, the Company recognized $109 of financial income for the debt extinguishment pursuant to ASC 470-50-15-4 for the year ended December 31, 2021.

e.      During December 2021, the Company signed SAFEs for an amount of $4,000 (“2021 SAFE”), to be received once the Company sign a definitive Business Combination agreement with an approved corporation (“BCA”) as well as a subscription agreement for convertible notes in an aggregate amount of at least $75,000.

The 2021 SAFE would automatically convert into Ordinary Shares upon a merger transaction or a future equity financing. The number of shares into which the 2021 SAFE would convert would be 2021 SAFE amount divided by the per-share price of the issued Ordinary Share less a discount of 20%. The number of shares that could be issued upon conversion 2021 SAFE was not limited.

If the 2021 SAFE has not terminated or expired upon the lapse of 12 months from such time when a 2021 SAFE holder has actually invested in the Company, then, at any time thereafter, if there is an equity financing, the 2021 SAFE will convert to shares of the Company, of the same type as issued to the investors in the equity financing, by dividing the 2021 SAFE investment by a per-share price which is the lower of (i) the per-share price of the Preferred Shares issued in the financing less a discount of 20%, and (ii) a per-share price obtained by dividing a valuation cap of $600,000 by the Company capitalization, on a fully diluted basis, immediately prior to the equity financing, excluding the 2021 SAFE, any other Safes and convertible loans, and excluding increase in the option pool made in connection with such financing.

The number of shares that could be issued upon conversion of the 2021 SAFE was not limited.

If the 2021 SAFE has not terminated or expired upon the lapse of 12 months from such time when a 2021 SAFE holder has actually invested in the Company, then upon an event of liquidation (e.g., change in control or initial public offering), 2021 SAFE holders can choose to either receive cash payment equal to two times their respective 2021 SAFE investment amount, or receive from the Company a number of Ordinary Shares equal to the 2021 SAFE investment amount divided by a per-share price which is the lower of (i) a per-share price obtained by dividing a valuation cap of $600,000 by the Company capitalization, on a fully diluted basis, immediately prior to the event of liquidation, and (ii) the price per each share determined by reference to the aggregate purchase price paid or payable in connection with such liquidation with a 20% discount. If an investor has not made a choice with 7 days, the share issuance option will apply automatically (i.e. the investor will be issued with shares and not get cash payment).

Upon dissolution, each of the 2021 SAFE holders would be entitled to receive cash payment equal to such investor’s 2021 SAFE investment amount. Such right will be senior to the rights of Company’s shareholders to receive distribution, and shall be pari-passu and pro-rata among the 2021 SAFE investors.

2021 SAFE holders by virtue of the 2021 SAFE, do not have dividend or voting rights as long as the 2021 SAFE hasn’t been converted into shares of the Company.

See also Note 16 for subsequent event.